UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22380

Investment Company Act File Number

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Bond and Option Strategies Fund

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 84.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.2%
Oklahoma Water Resources Board, 2.00%, 4/1/19	$750	$775,613
Vermont Municipal Bond Bank, 4.00%, 12/1/17(1)	2,515	2,653,400
Vermont Municipal Bond Bank, 5.00%, 12/1/19	705	806,767

		$4,235,780

Education — 3.4%
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 10/15/20	$2,000	$2,352,680
University of North Texas, 5.00%, 4/15/17	305	318,508
University of North Texas, 5.00%, 4/15/18	290	313,922
University of North Texas, 5.00%, 4/15/21	300	354,126
University of Texas, 5.00%, 7/1/20	1,000	1,165,110

		$4,504,346

Electric Utilities — 4.6%
California Department of Water Resources, Power Supply Revenue, 5.00%, 5/1/22	$5,000	$6,106,000

		$6,106,000

Escrowed/Prerefunded — 4.3%
Maryland, Prerefunded to 8/1/19, 5.00%, 8/1/20	$5,000	$5,664,550

		$5,664,550

General Obligations — 37.0%
Acalanes Union High School District, CA, 5.00%, 8/1/21(2)	$1,000	$1,203,080
Allen Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	400	482,376
Arkansas, 5.00%, 6/15/21	5,000	5,976,950
Beaufort County, SC, School District, 5.00%, 3/1/19(1)	5,370	6,016,172
Birdville, Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/19	635	616,115
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/17	2,010	2,112,812
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/22	3,050	3,545,167
Georgia, 5.00%, 7/1/17	600	632,976
Georgia, 5.00%, 7/1/19	3,070	3,479,630
Hopkinton, MA, 4.00%, 7/15/16	240	242,340
Liberty Hill, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/21	315	292,125
Maryland, 5.00%, 3/1/22	2,000	2,436,700
New Hampshire, 5.00%, 12/1/23	3,050	3,845,470
Northwest Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/18	1,445	1,422,501
Pennsylvania Economic Development Financing Authority, (Unemployment Compensation Revenue), 5.00%, 1/1/20	875	992,355
Richardson, TX, 5.00%, 2/15/18	2,890	3,120,304
Rose Tree Media School District, PA, 3.00%, 2/1/20	500	536,045
St. Tammany Parish Wide School District No. 12, LA, 4.00%, 3/1/21	1,070	1,205,826
Texas Public Finance Authority, 5.00%, 10/1/20	2,500	2,932,325
Utah, Series 2011A, 5.00%, 7/1/19	3,300	3,741,441
Wisconsin, 5.00%, 5/1/20	2,255	2,612,711
Wisconsin, 5.00%, 5/1/21	1,040	1,236,217

		$48,681,638

Hospital — 6.2%
Allen County, OH, Hospital Facilities, (Catholic Health Partners), 5.00%, 9/1/20(1)	$6,500	$7,499,635
Middlesex County, NJ, 2.00%, 6/1/21	630	654,526

		$8,154,161

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 7.4%
Arizona School Facilities Board, 5.00%, 9/1/20	$2,900	$3,364,435
California Public Works Board, 5.00%, 9/1/20	4,470	5,227,844
Orange County, FL, School Board, 5.00%, 8/1/16	500	507,640
Orange County, FL, School Board, 5.00%, 8/1/19	500	566,630

		$9,666,549

Transportation — 8.3%
New York State Thruway Authority, 5.00%, 4/1/18(1)	$10,000	$10,857,800

		$10,857,800

Water and Sewer — 9.8%
Charlotte, NC, Water and Sewer Revenue, 5.00%, 7/1/22	$1,810	$2,219,295
Honolulu City and County, HI, Wastewater System Revenue, 5.00%, 7/1/22	2,985	3,367,378
Massachusetts Water Pollution Abatement Trust, 4.00%, 8/1/17	1,860	1,944,091
Metropolitan Water District of Southern California, 0.78%, 3/27/18 (Put Date), 7/1/36(3)	3,750	3,735,225
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/21	1,415	1,682,690

		$12,948,679

Total Tax-Exempt Municipal Securities — 84.2% (identified cost $106,651,283)		$110,819,503

Taxable Municipal Securities — 7.6%

Security	Principal Amount (000’s omitted)	Value
Education — 5.8%
University of California, 3.154%, 5/15/21	$2,395	$2,577,954
University of North Carolina at Chapel Hill, 0.759%, 12/1/16	1,255	1,258,527
University of North Carolina at Chapel Hill, 1.778%, 12/1/21	500	501,050
University of North Carolina at Chapel Hill, 1.798%, 12/1/18	1,540	1,581,903
University of North Carolina at Chapel Hill, 2.098%, 12/1/19	1,135	1,173,579
University of North Carolina at Chapel Hill, 2.355%, 12/1/20	500	521,280

		$7,614,293

General Obligations — 1.8%
Mississippi, 2.859%, 11/1/23	$1,000	$1,055,080
Olentangy Local School District, OH, Series A, 5.00%, 12/1/19	1,200	1,363,140

		$2,418,220

Total Taxable Municipal Securities — 7.6% (identified cost $9,724,728)		$10,032,513

U.S. Treasury Obligations — 7.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 1.625%, 11/15/22	$1,950	$1,965,463
U.S. Treasury Note, 1.875%, 11/30/21	650	667,888
U.S. Treasury Note, 1.875%, 5/31/22	1,090	1,117,442
U.S. Treasury Note, 2.00%, 2/28/21	1,025	1,062,797
U.S. Treasury Note, 2.00%, 7/31/22	2,000	2,063,398
U.S. Treasury Note, 2.25%, 7/31/21	3,300	3,462,743

Total U.S. Treasury Obligations — 7.9% (identified cost $10,114,224)		$10,339,731

Call Options Purchased — 0.0%(4)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	114	$2,140	4/1/16	$285
S&P 500 Index	113	2,160	4/8/16	848
S&P 500 Index	108	2,190	4/15/16	540
S&P 500 Index	108	2,175	4/22/16	1,890
S&P 500 Index FLEX	113	2,145	4/4/16	0
S&P 500 Index FLEX	115	2,135	4/6/16	17
S&P 500 Index FLEX	111	2,170	4/11/16	27
S&P 500 Index FLEX	111	2,160	4/13/16	247
S&P 500 Index FLEX	109	2,190	4/18/16	180
S&P 500 Index FLEX	100	2,185	4/20/16	415
S&P 500 Index FLEX	107	2,180	4/25/16	1,687
S&P 500 Index FLEX	105	2,205	4/27/16	942

Total Call Options Purchased (identified cost $46,606)				$7,078

Put Options Purchased — 0.0%(4)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	114	$1,785	4/1/16	$285
S&P 500 Index	113	1,800	4/8/16	1,977
S&P 500 Index	108	1,860	4/15/16	6,210
S&P 500 Index	108	1,820	4/22/16	8,640
S&P 500 Index FLEX	113	1,800	4/4/16	0
S&P 500 Index FLEX	115	1,775	4/6/16	3
S&P 500 Index FLEX	111	1,805	4/11/16	159
S&P 500 Index FLEX	111	1,820	4/13/16	474
S&P 500 Index FLEX	109	1,855	4/18/16	3,704
S&P 500 Index FLEX	100	1,845	4/20/16	4,137
S&P 500 Index FLEX	107	1,835	4/25/16	8,106
S&P 500 Index FLEX	105	1,870	4/27/16	19,640

Total Put Options Purchased (identified cost $342,556)				$53,335

Short-Term Investments — 2.0%
Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(5)			$2,666	$2,666,271

Total Short-Term Investments — 2.0% (identified cost $2,666,271)				$2,666,271

Total Investments — 101.7% (identified cost $129,545,668)				$133,918,431

Call Options Written — (1.3)%
Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	114	$2,045	4/1/16	$(185,250)
S&P 500 Index	113	2,060	4/8/16	(138,990)
S&P 500 Index	108	2,090	4/15/16	(51,840)
S&P 500 Index	108	2,075	4/22/16	(152,280)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index FLEX	113	$2,050	4/4/16	$(179,136)
S&P 500 Index FLEX	115	2,040	4/6/16	(294,456)
S&P 500 Index FLEX	111	2,070	4/11/16	(118,542)
S&P 500 Index FLEX	111	2,060	4/13/16	(194,116)
S&P 500 Index FLEX	109	2,090	4/18/16	(82,962)
S&P 500 Index FLEX	100	2,085	4/20/16	(103,601)
S&P 500 Index FLEX	107	2,080	4/25/16	(159,081)
S&P 500 Index FLEX	105	2,105	4/27/16	(78,013)

Total Call Options Written — (1.3)% (premiums received $1,130,343)				$(1,738,267)

Put Options Written — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	114	$1,880	4/1/16	$(285)
S&P 500 Index	113	1,900	4/8/16	(3,955)
S&P 500 Index	108	1,960	4/15/16	(22,680)
S&P 500 Index	108	1,920	4/22/16	(24,840)
S&P 500 Index FLEX	113	1,895	4/4/16	(3)
S&P 500 Index FLEX	115	1,870	4/6/16	(17)
S&P 500 Index FLEX	111	1,905	4/11/16	(2,377)
S&P 500 Index FLEX	111	1,920	4/13/16	(6,728)
S&P 500 Index FLEX	109	1,955	4/18/16	(32,582)
S&P 500 Index FLEX	100	1,945	4/20/16	(30,180)
S&P 500 Index FLEX	107	1,935	4/25/16	(41,568)
S&P 500 Index FLEX	105	1,970	4/27/16	(84,352)

Total Put Options Written — (0.2)% (premiums received $1,061,694)	$(249,567)

Other Assets, Less Liabilities — (0.2)%	$(275,784)

Net Assets — 100.0%	$131,654,813

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2016, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	14.3%
Others, representing less than 10% individually	77.5%

(1)	Security (or a portion thereof) has been pledged as collateral for written option contracts.

(2)	When-issued or delayed delivery security.

(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2016.

(4)	Amount is less than 0.05%.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2016 was $4,395.

Abbreviations:

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

PSF	-	Permanent School Fund

Written options activity for the fiscal year to date ended March 31, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	2,704	$2,583,766
Options written	8,884	9,169,641
Options exercised	(2,378)	(2,599,357)
Options expired	(6,582)	(6,962,013)

Outstanding, end of period	2,628	$2,192,037

At March 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting its maximum option loss potential. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at March 31, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$60,413	$—
Written options	—	(1,987,834)

Total	$60,413	$(1,987,834)

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$129,152,145

Gross unrealized appreciation	$4,707,163
Gross unrealized depreciation	(1,290)

Net unrealized appreciation	$4,705,873

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$110,819,503	$—	$110,819,503
Taxable Municipal Securities	—	10,032,513	—	10,032,513
U.S. Treasury Obligations	—	10,339,731	—	10,339,731
Call Options Purchased	3,563	3,515	—	7,078
Put Options Purchased	17,112	36,223	—	53,335
Short-Term Investments	—	2,666,271	—	2,666,271
Total Investments	$20,675	$133,897,756	$—	$133,918,431

Liability Description
Call Options Written	$(528,360)	$(1,209,907)	$—	$(1,738,267)
Put Options Written	(51,760)	(197,807)	—	(249,567)
Total	$(580,120)	$(1,407,714)	$—	$(1,987,834)

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2016